LEASE	12 Months Ended
Dec. 31, 2025
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9.LEASE

The Group leases office spaces and warehouses in several cities in Chinese mainland and other overseas regions under operating leases, and logistics vehicles and containers in the Chinese mainland under finance leases. The Group determines if an arrangement is a lease at inception, and when lease agreements contain lease and non-lease components, the Group accounts for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2025, the Group did not have additional operating leases or finance leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2023, 2024 and 2025 were $4.3 million, $4.8 million and $5.6 million, respectively, which were recorded in cost of revenues, R&D expenses, and selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. Short-term lease cost for the years ended December 31, 2023, 2024 and 2025 was $1.5 million, $1.4 million and $1.8 million, respectively.

Property and equipment acquired under finance leases was $1.8 million and $1.4 million as of December 31, 2024 and 2025, recorded in “Property, equipment and software, net”, and corresponding current and non-current finance lease liabilities were $0.5 million and $1.2 million, as of December 31, 2024, respectively, and $0.5 million and $0.8 million, as of December 31, 2025, respectively, recorded in “Accounts payable and other current liabilities” and “Other non-current liabilities”.

9.LEASE - continued

Total amortization expenses for the finance lease right-of-use assets and the interest expenses on the finance lease liabilities were $1.2 million and $0.1 million for the year ended December 31, 2023, were $1.4 million and $0.1 million for the year ended December 31, 2024, and were $0.9 million and $0.1 million for the year ended December 31, 2025, respectively. Amortization expenses and interest expenses were included in cost of revenues and other income, net on the consolidated statements of operations and comprehensive loss, respectively.

	As of December 31,
	2024	2025
Operating leases
Right-of-use assets	13,342	14,811
Lease liabilities, current	3,438	4,792
Lease liabilities, non-current	9,835	10,375
Finance leases
Right-of-use assets	1,794	1,408
Lease liabilities, current (note 8)	532	529
Lease liabilities, non-current	1,156	805

	For the year ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	4,178	4,603	5,128
Operating cash used in finance leases	77	111	75
Financing cash used in finance leases	1,061	1,015	971
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,424	11,377	6,249
Finance leases	1,183	618	421
Weighted average remaining lease term
Operating leases	1.5	4.5	4.1
Finance leases	3.2	3.9	3.1
Weighted average discount rate
Operating leases	4.6%	5.1%	4.6%
Finance leases	5.9%	5.0%	4.9%

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2025 is as follows:

Year ending
December 31,
2026	5,931
2027	4,707
2028	3,292
2029	2,918
2030	296
2031 and thereafter	760
Less: imputed interest	(1,403)
Total	16,501